Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Assets And Liabilities [Abstract]
Components Of Regulatory Assets And Regulatory Liabilities

	December 31, 2014		December 31, 2013
	Regulatory	Regulatory	Regulatory	Regulatory
	Assets	Liabilities	Assets	Liabilities
Income taxes	$596,459	$206,940	$494,308	$223,592
Utility plant retirement costs	7,687	25,236	12,083	22,365
Post-retirement benefits	108,586	46,074	66,534	34,983
Accrued vacation	1,605	-	-	-
Water tank painting	1,533	-	2,430	-
Fair value adjustment of long-term debt assumed in acquisition	4,004	-	4,371	-
Rate case filing expenses and other	5,717	67	5,414	74
	$725,591	$278,317	$585,140	$281,014